RISK MANAGEMENT - Modified Financial Assets - Credit commitments (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loan commitments and financial guarantee contracts
Disclosure of financial assets [line items]
Notional amount	$ 37,152,410	$ 32,154,604
Loan commitments and financial guarantee contracts | Colombia, Pesos
Disclosure of financial assets [line items]
Notional amount	18,870,877	14,914,209
Loan commitments and financial guarantee contracts | United States of America, Dollars
Disclosure of financial assets [line items]
Notional amount	17,823,788	13,750,968
Loan commitments and financial guarantee contracts | Euro Member Countries, Euro
Disclosure of financial assets [line items]
Notional amount	246,520	3,292,845
Loan commitments and financial guarantee contracts | Other currencies
Disclosure of financial assets [line items]
Notional amount	211,225	196,582
Financial guarantee contracts
Disclosure of financial assets [line items]
Notional amount	4,185,261	3,341,641
Unused letters of credit
Disclosure of financial assets [line items]
Notional amount	1,488,505	1,133,385
Unused limits of overdrafts
Disclosure of financial assets [line items]
Notional amount	923,257	67,126
Unused credit card limits
Disclosure of financial assets [line items]
Notional amount	23,931,872	23,125,249
Other
Disclosure of financial assets [line items]
Notional amount	$ 6,623,515	$ 4,487,203